Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net earnings	$ 626,532	$ 642,934	$ 538,803
Other comprehensive earnings (loss), before tax:
Foreign currency translation adjustment	(273,699)	(3,461)	(224,424)
Change in unrecognized loss and prior service cost related to defined benefit plans	8,198	(10,930)	(2,015)
Net unrecognized gain (loss) on derivatives	180,431	18,487	(49,062)
Net unrealized (loss) gain on marketable securities	(1,128)	(72)	50
Other comprehensive (loss) earnings, before tax	(86,198)	4,024	(275,451)
Income tax related to items of other comprehensive earnings (loss)	67,435	2,683	(15,745)
Other comprehensive (loss) earnings, net of tax	(153,633)	1,341	(259,706)
Comprehensive earnings	472,899	644,275	279,097
Comprehensive earnings attributable to the noncontrolling interest	(2,821)	(2,084)	(1,993)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$ 470,078	$ 642,191	$ 277,104